Apr. 24, 2021
AMG FUNDSAMG YACKTMAN FUNDAMG YACKTMAN SPECIAL OPPORTUNITIES FUNDSupplement to Prospectus dated May 1, 2021Multiple Classes - Supplemental InformationMultiple Class InformationAMG Yacktman Fund currently offers Class I shares and AMG Yacktman Special Opportunities Fund currently offers Class I shares and Class Z shares. In addition to the classes of shares of AMG Yacktman Fund and AMG Yacktman Special Opportunities Fund (each a “Fund,” and collectively, the “Funds”) currently being offered, AMG Yacktman Fund may from time to time issue one or more of Class N shares or Class Z shares and AMG Yacktman Special Opportunities Fund may from time to time issue Class N shares.Each class of shares may be subject to different distribution and shareholder servicing arrangements, which may result in differences in the expenses borne by the shareholders of each class and the returns realized by such shareholders. In addition, each class of shares of the Funds is subject to a different minimum initial investment requirement, as described in greater detail below.Shareholders of Class N shares of AMG Yacktman Fund may bear shareholder servicing fees of up to 0.25% for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies. Shareholders of Class N shares of AMG Yacktman Special Opportunities Fund may bear shareholder servicing fees of up to 0.15% for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies. Class N shares are also subject to a Rule 12b‑1 distribution and service plan adopted by the Board of Trustees of AMG Funds (the “Trust”), as described below. Shareholders of Class Z shares of AMG Yacktman Fund do not bear shareholder servicing fees for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies and are not subject to any Rule 12b‑1 distribution and service plan.As a result of these differences in the distribution and servicing arrangements, Class N shares can be expected to bear higher expenses than Class I and Class Z shares and to experience lower returns. In all other material respects, the shares of each class are the same, representing a proportional interest in a Fund.PerformanceBecause Class N shares of each Fund and Class Z shares of AMG Yacktman Fund have not commenced operations, the classes have no performance history.Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)AMG Yacktman Fund Class N Class Z Management Fee 0.43% 0.43 % Distribution and Service (12b‑1) Fees 0.25 % None Other Expenses 0.34% 0.19 % Acquired Fund Fees and Expenses 0.03% 0.03 % Total Annual Fund Operating Expenses 1.05% 0.65 % AMG Yacktman Special Opportunities Fund Class N Management Fee1 0.77 % Distribution and Service (12b‑1) Fees 0.25 % Other Expenses 0.51 % Acquired Fund Fees and Expenses 0.01 % Total Annual Fund Operating Expenses 1.54 % Fee Waiver and Expense Reimbursements2 (0.09)% Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements2 1.45% 1 The Fund pays a monthly investment management fee consisting of a base fee, plus or minus an adjustment based on the Fund’s performance relative to the MSCI ACWI All Cap Index (net) over the immediately preceding rolling 12 months. The base fee is calculated at an annual rate of 1.37% of the Fund’s average daily net assets for the month. The performance adjustment for each month ranges from an annual rate of ‑0.75% to +0.75% and is multiplied by the Fund’s average monthly net assets for the prior rolling 12 months. 2 AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least May 1, 2022, to waive investment management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of investment management fees, administrative fees, taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b‑1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.12% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund. For purposes of this contractual expense limitation, “investment management fees” includes any performance adjustments. ExampleThis Example will help you compare the cost of investing in each Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. With respect to AMG Yacktman Special Opportunities Fund, the Example includes the Fund’s contractual expense limitation through May 1, 2022. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be: 1 Year 3 Years 5 Years 10 Years AMG Yacktman Fund Class N $ 107 $ 334 $ 579 $ 1,283 Class Z $ 66 $ 208 $ 362 $ 810 AMG Yacktman Special Opportunities Fund Class N $ 148 $ 478 $ 831 $ 1,827